SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Percentage of equity interest acquired				100.00%
Accumulated deficit		$ (2,048,092)		$ (1,588,773)	$ (846,757)
Net current liabilities		(561,241)		(873,569)
Net cash used in operating activities		$ (468,361)	$ (303,700)	(386,932)	(351,419)	$ (126,505)
Impairment losses				0	0	0
Advertising expenditures				150,920	90,431	21,207
Government grants				4,077	870	233
Employee social benefits				46,969	36,534	$ 15,324
Restricted net assets				$ 160,651	$ 85,164
WFOE | Sanya Lotus and Hangzhou Lotus
Class of Stock [Line Items]
Percentage of equity interest acquired	100.00%	100.00%